EQUITY IN NET ASSETS OF NON-CONSOLIDATED INVESTEES (Tables)	12 Months Ended
Dec. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
Participation percentages, carrying amounts and components of non-consolidated investees
The carrying amounts of the Company's investments in its equity method investments as at December 31, 2011 and 2010 are as follows:

(in thousands of $)	2011	2010
Bluewater Gandria	17,143	18,648
ECGS	5,294	1,574
Golar Wilhelmsen	92	54
Equity in net assets of non-consolidated investees	22,529	20,276

The components of equity in net assets of non-consolidated investees are as follows:

(in thousands of $)	2011	2010
Cost	28,868	24,715
Equity in net earnings of investees	(6,339)	(4,439)
Equity in net assets of non-consolidated investees	22,529	20,276
At December 31, 2011, the Company has the following participation in investments that are recorded using the equity method:

	2011	2010
Bluewater Gandria NV ("Bluewater Gandria")	50%	50%
Egyptian Company for Gas Services S.A.E ("ECGS")	50%	50%
Golar Wilhelmsen Management AS ("Golar Wilhelmsen")	60%	60%